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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-03907

The Empire Builder Tax Free Bond Fund
(Exact name of registrant as specified in charter)

546 Fifth Avenue, 7th Floor New York, New York	10036
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 953-7800

Date of fiscal year end:         February 28, 2011

Date of reporting period:       May 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

MUNICIPAL SECURITIES - 95.5%	Credit Ratings *	Par Value	Value
New York City and New York City Agencies - 7.9%
New York City, General Obligation, Series E-1
6.25%, due 10/15/2028, Continuously Callable 10/15/2018 @ 100	Aa2/AA	$2,000,000	$2,354,541
New York City, General Obligation, Series F-1
3.00%, due 11/15/2010, Non-Callable	Aa2/AA	1,000,000	1,011,990
New York City, Health & Hospitals Corp., Health System Revenue, Series A
5.50%, due 02/15/2018, Continuously Callable 02/15/2012 @ 100 (AGM)	Aa3/AAA	1,000,000	1,038,890
New York City, Housing Development Corp., Multifamily Housing Revenue, Series M
4.40%, due 05/01/2014, Non-Callable	Aa2/AA	165,000	172,715
4.45%, due 11/01/2014, Non-Callable	Aa2/AA	330,000	347,949
4.60%, due 05/01/2015, Non-Callable	Aa2/AA	340,000	357,360
4.65%, due 11/01/2015, Non-Callable	Aa2/AA	350,000	370,384
6.75%, due 11/01/2033, Continuously Callable 11/01/2018 @ 100	Aa2/AA	1,000,000	1,080,410
Total New York City and New York City Agencies			6,734,239

New York State Agencies - 57.2%
New York State Dormitory Authority - 50.0%
Municipal Health Facilities
5.00%, due 01/15/2018, Non-Callable	A1/AA-	2,000,000	2,221,580
New York & Presbyterian Hospital (The), Series A
5.25%, due 08/15/2010, Non-Callable (AGM FHA)	Aa3/AAA	4,000,000	4,034,199
New York Medical College
5.25%, due 07/01/2013, Continuously Callable 07/01/2010 @ 100 (NATL-RE)	Baa1/A	1,015,000	1,017,263
New York State Mortgage Agency, Homeowner Mortgage Revenue, Series 158
6.60%, due 10/01/2038, Continuously Callable 10/01/2018 @ 100	Aa1/NR	500,000	538,380
New York University, Series 2
5.50%, due 07/01/2018, Continuously Callable 07/01/2011 @ 100 (AMBAC)	Aa3/AA-	500,000	514,490
Non State Supported Debt, Hospital Special Surgery
6.00%, due 08/15/2038, Callable 08/15/2019 @ 100 (FHA)	NR/AAA	500,000	545,325
Non State Supported Debt, Ithaca College
3.00%, due 07/01/2010, Non-Callable	A2/NR	1,470,000	1,472,129
5.00%, due 07/01/2011, Non-Callable	A2/NR	250,000	259,673
Non State Supported Debt, Mount Sinai Hospital, Series A
5.00%, due 07/01/2012, Non-Callable	A2/A-	1,050,000	1,122,209
Non State Supported Debt, NYSARC, Inc., Series A
3.00%, due 07/01/2010, Non-Callable	NR/A	1,000,000	1,000,981

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 95.5% (Continued)	Credit Ratings *	Par Value	Value
New York State Agencies - 57.2% (Continued)
New York State Dormitory Authority - 50.0% (Continued)
Non State Supported Debt, United Health Services Hospitals, Inc.
3.00%, due 08/01/2010, Non-Callable (FHA)	NR/AAA	$625,000	$627,175
3.00%, due 08/01/2011, Non-Callable (FHA)	NR/AAA	645,000	659,848
3.00%, due 08/01/2012, Non-Callable (FHA)	NR/AAA	1,340,000	1,397,138
Rochester Institute of Technology, Series A
5.25%, due 07/01/2016, Continuously Callable 07/01/2012 @ 100 (AMBAC)	A1/NR	2,045,000	2,190,829
5.25%, due 07/01/2017, Continuously Callable 07/01/2012 @ 100 (AMBAC)	A1/NR	2,155,000	2,299,083
School Districts Financing Program, Series B
2.00%, due 10/01/2010, Non-Callable (State Aid Withholding)	A2/A+	2,000,000	2,009,140
School Districts Financing Program, Series D
5.25%, due 10/01/2023, Continuously Callable 10/01/2012 @ 100 (NATL-RE State Aid Withholding)	A2/A+	1,395,000	1,476,621
Special Acts School Districts Program
6.00%, due 07/01/2019, Continuously Callable 07/01/2010 @ 100 (NATL-RE)	Baa1/A	3,540,000	3,551,682
St. Lawrence - Lewis BOCES
4.00%, due 08/15/2018, Continuously Callable 08/15/2017 @ 100 (AGM)	Aa3/AAA	100,000	106,496
4.125%, due 08/15/2020, Continuously Callable 08/15/2017 @ 100 (AGM)	Aa3/AAA	110,000	115,986
4.25%, due 08/15/2021, Continuously Callable 08/15/2017 @ 100 (AGM)	Aa3/AAA	100,000	105,711
State Supported Debt, City University Construction 5th Generation Resolution, Series E
6.125%, due 01/01/2031, Continuously Callable 01/01/2019 @ 100	NR/AA-	1,500,000	1,713,090
State Supported Debt, Department of Education, Series A
5.00%, due 07/01/2018, Continuously Callable 07/01/2016 @ 100	NR/AA-	1,000,000	1,072,960
State Supported Debt, Mental Health Services Facilities Improvement, Series A
5.00%, due 02/15/2019, Continuously Callable 02/15/2015 @ 100 (AMBAC)	NR/AA-	2,500,000	2,683,500
State Supported Debt, Mental Health Services Facilities Improvement, Series F
6.25%, due 02/15/2031, Continuously Callable 08/15/2018 @ 100	NR/AA-	1,500,000	1,695,795
University of Rochester, Series A1
5.00%, due 07/01/2019, Continuously Callable 01/01/2017 @ 100	Aa3/A+	2,305,000	2,502,285

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 95.5% (Continued)	Credit Ratings *	Par Value	Value
New York State Agencies - 57.2% (Continued)
New York State Dormitory Authority - 50.0% (Continued)
Upstate Community Colleges, Series A
6.00%, due 07/01/2019, Continuously Callable 07/01/2012 @ 101 (AGM)	Aa3/AAA	$1,000,000	$1,014,440
6.00%, due 07/01/2020, Continuously Callable 07/01/2012 @ 101 (AGM)	Aa3/AAA	845,000	857,202
Upstate Community Colleges, Series B
5.25%, due 07/01/2015, Continuously Callable 07/01/2014 @ 100 (NATL-RE FGIC TCRS)	Aa3/NR	3,140,000	3,519,343
Total New York State Dormitory Authority			42,324,553

Other New York State Agencies - 7.2%
New York State Environmental Facilities Corp., State Water Pollution Control Revenue, Revolving Fund, Pooled Loan
5.90%, due 01/15/2018, Continuously Callable 04/05/2010 @ 100 (POL CTL-SRF)	Aaa/AAA	725,000	727,342
New York State Housing Finance Agency Revenue, Series A
2.70%, due 05/01/2012, Non-Callable	Aa2/NR	1,500,000	1,501,305
New York State Municipal Board Book Agency, Sub Series B1
3.00%, due 04/15/2011, Non-Callable	NR/A	2,700,000	2,746,224
New York State Urban Development Corp., Empire State Development, University Facilities Grants, Series D
5.00%, due 01/01/2015, Non-Callable	NR/AA-	1,000,000	1,124,070
Total Other New York State Agencies			6,098,941

Total New York State Agencies			48,423,494

Other New York State Bonds - 25.0%
Albany Housing Authority, Limited Obligation
6.25%, due 10/01/2012, Continuously Callable 10/01/2010 @ 100	Aa3/NR	635,000	636,207
Corning, City School District, General Obligation
5.00%, due 06/15/2012, Non-Callable (AGM State Aid Withholding)	Aa3/NR	1,000,000	1,083,690
5.00%, due 06/15/2013, Continuously Callable 06/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	970,000	1,043,817
5.00%, due 06/15/2014, Continuously Callable 06/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	600,000	641,520
Erie County, IDA School Facility, City School District Buffalo Project, Series A
5.75%, due 05/01/2025, Continuously Callable 05/01/2017 @ 100 (AGM)	Aa3/AAA	2,000,000	2,220,900

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 95.5% (Continued)	Credit Ratings *	Par Value	Value
Other New York State Bonds - 25.0% (Continued)
Fayetteville Manlius, Central School District, General Obligation
5.00%, due 06/15/2016, Callable 06/15/2012 @ 101 (NATL-RE FGIC State Aid Withholding))	Aa3/NR	$375,000	$396,881
Hempstead Town, General Obligation, Series A
3.00%, due 08/15/2010, Non-Callable	Aaa/AAA	2,500,000	2,513,575
Hempstead Town, Local Development Corp. Revenue, Adelphi University, Series A
5.00%, due 02/01/2011, Non-Callable	NR/A	500,000	512,195
Ilion, Central School District, General Obligation, Series B
5.50%, due 06/15/2015, Callable 06/15/2012 @ 101 (NATL-RE FGIC State Aid Withholding)	A1/NR	550,000	584,122
5.50%, due 06/15/2016, Callable 06/15/2012 @ 101 (NATL-RE FGIC State Aid Withholding)	A1/NR	500,000	528,465
Long Island Power Authority, Electric System Revenue, Series A
6.00%, due 05/01/2033, Continuously Callable 05/01/2019 @ 100	A3/A-	500,000	567,900
Metropolitan Transportation Authority Revenue, Series 2008C
6.50%, due 11/15/2028, Continuously Callable 11/15/2018 @ 100	A2/A	1,500,000	1,752,540
Monroe County, General Obligation, Series A
2.00%, due 06/01/2010, Non-Callable (Assured GTY)	Aa3/AAA	4,015,000	4,015,132
Monroe County, General Obligation, Series B
5.00%, due 03/01/2012, Non-Callable (Assured GTY)	Aa3/AAA	1,295,000	1,382,464
Mount Sinai, Union Free School District, General Obligation
6.20%, due 02/15/2012, Non-Callable (AMBAC State Aid Withholding)	Aa3/NR	1,065,000	1,154,694
Oneida County, IDA Civic Facilities, Mohawk Valley Network, St. Luke's Memorial Hospital, Series B
5.00%, due 01/01/2013, Continuously Callable 04/05/2010 @ 100 (AGM)	Aa3/AAA	1,260,000	1,263,200
Oyster Bay, General Obligation
5.00%, due 03/15/2011, Non-Callable (AGM)	Aa2/NR	430,000	445,557
Southern Cayuga, Central School District, General Obligation
5.00%, due 05/15/2014, Callable 05/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	400,000	426,084
Total Other New York State Bonds			21,168,943

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 95.5% (Continued)	Credit Ratings *	Par Value	Value
Other Municipal Bonds - 5.4%
Puerto Rico Electric Power Authority Power, Revenue
2.00%, due 07/01/2011, Non-Callable	A3/BBB+	$4,500,000	$4,553,910

Total Municipal Securities (Cost $77,966,232)			$80,880,586

MONEY MARKET INVESTMENT - 4.7%		Shares	Value
Dreyfus New York Municipal Cash Management Fund, 0.14% (a) (Cost $4,000,000)		4,000,000	$4,000,000

Total Investments at Value - 100.2% (Cost $81,966,232)			$84,880,586

Liabilities in Excess of Other Assets - (0.2%)			(153,189)

Net Assets - 100.0%			$84,727,397

(a)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2010.

AGM	Insured as to principal and interest by Assured Guaranty Municipal Corporations. Formerly FSA.
AMBAC	Insured as to principal and interest by the American Municipal Bond Insurance Corp.
BOCES	Board of Cooperative Educational Services
FGIC	Insured as to principal and interest by the Financial Guaranty Insurance Co.
FHA	Insured as to principal and interest by the Federal Housing Administration.
GTY	Guaranty
IDA	Industrial Development Agency
NATL-RE	Reinsured as to principal and interest by the National Public Finance Guarantee Corporation.
POL CTL- SRF	Insured as to principal and interest by the Pollution Control State Revenue Fund.
TCRS	Transferable Custodial Receipts

* Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited):

Moody's
Aaa	Issuers or issues rated 'Aaa' demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
Aa	Issuers or issues rated 'Aa' demonstrate very strong creditworthiness relative to other U.S. municpal or tax-exempt issuers or issues.
A	Issuers or issues rated 'A' demonstrate above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
Baa	Issuers or issues rated 'Baa' demonstrate moderate creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
NR	Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.
For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

* Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited) (Continued):

Standard and Poor's
AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet financial commitment on the obligation is still strong.

BBB	An obligation rated 'BBB' is more subject to adverse economic conditions. The obligor's capacity to meet its financial commitment on the obligation is adequate.
NR	Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.
Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Summary of Portfolio Holdings:

The Empire Builder Tax Free Bond Fund	Percent of Net Assets
New York State Agencies	57.2%
Other New York State Bonds	25.0%
New York City and New York City Agencies	7.9%
Other Municipal Bonds	5.4%
Money Market Investment	4.7%
100.2%

See accompanying notes to Schedules of Investments.

THE EMPIRE BUILDER TAX FREE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2010 (Unaudited)

1. Securities Valuation

The Empire Builder Tax Free Bond Fund’s (the “Fund”) tax-exempt securities are valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the “Investment Advisor”), under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.  Investments in investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$-	$80,880,586	$-	$80,880,586
Money Market Investment	4,000,000	-	-	4,000,000
Total	$4,000,000	$80,880,586	$-	$84,880,586

During the period the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the period ended May 31, 2010, the Fund did not engage in derivative instruments and other hedging activities.

2. Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE EMPIRE BUILDER TAX FREE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3. Federal Income Tax Information

As of May 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation of securities for federal income tax purposes were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$ 81,950,841	$ 2,929,770	$ (25)	$ 2,929,745

The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for market discount.

4. Other Information

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission (the “SEC”) on the Form N-CSR on April 16, 2010, file number 811-03907.  This information is also available to shareholders by calling (800) 847-5886 or on the SEC website – http://www.sec.gov.  For general inquiries, please call (513) 326-3597.

5. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)*		/s/ Seth M. Glickenhaus
Seth M. Glickenhaus, Chairman and President
Date	July 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Seth M. Glickenhaus
Seth M. Glickenhaus, Chairman and President
Date	July 14, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	July 14, 2010

* Print the name and title of each signing officer under his or her signature.